                              Centennial America Fund, L.P.

                          Centennial California Tax Exempt Trust

                               Centennial Government Trust

                              Centennial Money Market Trust

                           Centennial New York Tax Exempt Trust

                               Centennial Tax Exempt Trust

                          Oppenheimer California Municipal Fund

                                  Oppenheimer Bond Fund
                                    On behalf of its series
                         Oppenheimer Convertible Securities Fund

                          Oppenheimer Capital Appreciation Fund

                             Oppenheimer Capital Income Fund

                          Oppenheimer Capital Preservation Fund

                                Oppenheimer Cash Reserves

                             Oppenheimer Champion Income Fund

                           Oppenheimer Concentrated Growth Fund

                           Oppenheimer Developing Markets Fund

                                Oppenheimer Discovery Fund

                                                                   (continued)

                             Oppenheimer Emerging Growth Fund

                          Oppenheimer Emerging Technologies Fund

                               Oppenheimer Enterprise Fund

                                 Oppenheimer Europe Fund

                                 Oppenheimer Global Fund

                         Oppenheimer Global Growth & Income Fund

                         Oppenheimer Gold & Special Minerals Fund

                                 Oppenheimer Growth Fund

                               Oppenheimer High Yield Fund

                               Oppenheimer Integrity Funds
                                    On behalf of its series
                                  Oppenheimer Bond Fund

                           Oppenheimer International Bond Fund

                          Oppenheimer International Growth Fund

                       Oppenheimer International Small Company Fund

                            Oppenheimer Large Cap Growth Fund

                         Oppenheimer Limited-Term Government Fund

                           Oppenheimer Main Street(R)Funds, Inc.
                                    On behalf of its series
                      Oppenheimer Main Street(R)Growth & Income Fund
                                                                   (continued)
                        Oppenheimer Main Street(R)Opportunity Fund

                         Oppenheimer Main Street(R)Small Cap Fund

                                 Oppenheimer MidCap Fund

                           Oppenheimer Money Market Fund, Inc.

                             oppenheimer multi-cap value fund

                           Oppenheimer Multiple Strategies Fund

                         Oppenheimer Multi-State Municipal Trust
                                   On behalf of its 3 series
                               Oppenheimer Florida Municipal Fund
                             Oppenheimer New Jersey Municipal Fund
                            Oppenheimer Pennsylvania Municipal Fund

                             Oppenheimer Municipal Bond Fund

                                Oppenheimer Municipal Fund
                                    On behalf of its series
                         Oppenheimer Intermediate Municipal Fund

                           Oppenheimer New York Municipal Fund

                        Oppenheimer Quest Capital Value Fund, Inc.

                            Oppenheimer Quest For Value Funds
                                   On behalf of its 3 series
                            Oppenheimer Quest Opportunity Fund
                             Oppenheimer Small Cap Value Fund
                          Oppenheimer Quest Balanced Value Fund

                        Oppenheimer Quest Global Value Fund, Inc.
                                                                   (continued)
                            Oppenheimer Quest Value Fund, Inc.

                               Oppenheimer Real Asset Fund

                               Oppenheimer Select Managers
                                   On behalf of its 6 series
                            Gartmore Millennium Growth Fund II
                                   Jennison Growth Fund
                            Mercury Advisors Focus Growth Fund
                           Mercury Advisors S&P 500 Index Fund
                                 QM Active Balanced Fund
                              Salomon Brothers Capital Fund

                          Oppenheimer Senior Floating Rate Fund

                              Oppenheimer Series Fund, Inc.
                                   On behalf of its 2 series
                            Oppenheimer Disciplined Allocation Fund
                                  Oppenheimer Value Fund

                              Oppenheimer Special Value Fund

                            Oppenheimer Strategic Income Fund

                           Oppenheimer Total Return Fund, Inc.

                              Oppenheimer Trinity Core Fund

                             Oppenheimer Trinity Growth Fund

                              Oppenheimer Trinity Value Fund

                            Oppenheimer U.S. Government Trust

                                                                   (continued)

                            Oppenheimer Variable Account Funds
                                   On behalf of its 10 series
                          Oppenheimer Aggressive Growth Fund/ VA
                                Oppenheimer Bond Fund/ VA
                        Oppenheimer Capital Appreciation Fund/ VA
                          Oppenheimer Global Securities Fund/ VA
                             Oppenheimer High Income Fund/ VA
                    Oppenheimer Main Street(R)Growth & Income Fund/ VA
                                Oppenheimer Money Fund/ VA
                         Oppenheimer Multiple Strategies Fund/ VA
                          Oppenheimer Small Cap Growth Fund/ VA
                           Oppenheimer Strategic Bond Fund/ VA

                                Panorama Series Fund, Inc.
                                   On behalf of its 4 series
                             Government Securities Portfolio
                                     Growth Portfolio
                        Oppenheimer International Growth Fund /VA
                                  Total Return Portfolio

                                Rochester Fund Municipals

                                Rochester Portfolio Series
                                    On behalf of its series
                           Limited Term New York Municipal Fund

                           Supplement dated September 17, 2001

This supplement amends the prospectus and statement of additional information of each of the above-referenced Funds and is in addition to any existing supplements of the Funds.

                                                                   (continued)

      In light of recent events affecting the financial markets, the Fund's
Board has approved the following changes to the Fund's policies on borrowings:

   For five business days commencing on September 17, 2001, the Fund may borrow money for liquidity purposes from affiliated persons and from entities other than banks, and may borrow in excess of 5% of its total assets, provided however that the Fund's total borrowings from all sources shall not exceed 25% of the Funds total assets.

September 17, 2001